STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after-tax income required to be transferred to statutory surplus reserve	10.00%
Statutory surplus reserve as a percentage of registered capital up to which after-tax income of PRC subsidiaries and VIEs shall be transferred	50.00%
Minimum annual appropriations to development fund as a percentage of annual net income, for private school which requires reasonable returns	25.00%
Minimum annual appropriation to development fund as a percentage of the annual increase in net assets for private schools which do not require a reasonable return	25.00%
Appropriation to the statutory surplus reserve	$ 457,798	$ 421,394
Appropriation to the development fund	2,266,685	1,367,234
Paid-in capital of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	16,262,212	13,100,300
Statutory reserve plus development fund of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	15,015,824	12,291,341
Total of restricted net assets of Company's PRC subsidiaries, VIEs and VIEs' subsidiaries	$ 31,278,036	$ 25,391,641